SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of depreciation and amortization (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of cash flows [abstract]
Depreciation	$ 1,419,804	$ 413,580	$ 3,443,727	$ 1,087,848
Depreciation expense	859,812	705,811	2,573,150	1,794,912
Amortization	766,872	249,414	1,752,037	733,803
Amortization – contract asset	0	0	0	284,625
Depreciation and amortization	$ 3,046,488	$ 1,368,805	$ 7,768,914	$ 3,901,188